Geographic information - Assets per Geographic Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Property and equipment	$ 17,003	$ 17,102
Right-of-use assets	16,719	12,714	$ 17,075
Intangible assets	73,580	159,542
Goodwill	805,051	797,962	$ 1,349,235
Canada
Disclosure of geographical areas [line items]
Property and equipment	9,183	9,975
Right-of-use assets	4,321	5,562
Intangible assets	46,656	36,557
Goodwill	805,051	797,962
United States
Disclosure of geographical areas [line items]
Property and equipment	218	281
Right-of-use assets	0	0
Intangible assets	23,075	119,960
Goodwill	0	0
United Kingdom
Disclosure of geographical areas [line items]
Property and equipment	838	1,179
Right-of-use assets	3,977	1,449
Intangible assets	0	0
Goodwill	0	0
Switzerland
Disclosure of geographical areas [line items]
Property and equipment	90	168
Right-of-use assets	143	61
Intangible assets	3,849	3,025
Goodwill	0	0
Germany
Disclosure of geographical areas [line items]
Property and equipment	2,027	694
Right-of-use assets	2,049	74
Intangible assets	0	0
Goodwill	0	0
Other
Disclosure of geographical areas [line items]
Property and equipment	4,647	4,805
Right-of-use assets	6,229	5,568
Intangible assets	0	0
Goodwill	$ 0	$ 0